Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
(Loss)/profit before income tax expense	¥ (15,120,644)	¥ 4,773,736	¥ 3,119,460
Adjustments to reconcile (loss)/profit before income tax expense to net cash provided by operating activities:
Depreciation of property, plant and equipment	21,490,876	21,337,932	21,122,065
Depreciation of investment properties	30,162	22,866	8,011
Depreciation of right-of-use assets	749,383	785,518	734,827
Provision for impairment losses on property, plant and equipment	28,879	7,847,378	5,719,990
Provision for impairment on goodwill		685,036
Provision for impairment on other non-current assets	63,000	349,559	464,867
Amortization of other non-current assets	69,717	128,177	101,902
Recognition of loss allowance for receivables	103,625	172,711	74,557
(Reversal)/recognition of provision for inventory obsolescence	(242)	43,076	22,453
Loss/(gain) on fair value changes of financial assets/liabilities		1,566	(36,667)
Other investment (gain)/loss	(7,515)	(8,585)	59,996
Net (gain)/loss on disposals of non-current assets	(520,878)	626,657	(69,449)
Net gain on disposal of subsidiaries			(256,009)
Share of profits less losses of associates and joint ventures	(804,386)	(1,774,322)	(1,185,622)
Interest income	(288,291)	(292,724)	(264,554)
Interest expense	8,798,200	9,200,612	10,762,718
Others	(778,813)	(648,651)	(250,183)
Changes in working capital:
Inventories	(10,216,073)	2,244,127	638,055
Other receivables and assets	(2,809,293)	704,927	82,840
Accounts and notes receivable	(6,734,986)	(6,885,418)	(3,442,544)
Contract assets	(139,990)	(5,521)	(19,408)
Restricted cash	45,043	(56,990)	(141,271)
Accounts payable and other liabilities	11,978,403	2,343,598	(520,570)
Contract liabilities	371,474	196,767	730,356
Taxes payable	1,099,111	3,177,908	1,740,068
Interest received	288,291	292,724	264,554
Income tax expense paid	(1,662,212)	(3,275,626)	(2,136,249)
Net cash provided by operating activities	6,032,841	41,987,038	37,324,193
INVESTING ACTIVITIES
Payment for the purchase of property, plant and equipment	(43,055,805)	(42,558,250)	(31,382,657)
Proceeds from disposal of property, plant and equipment, land use rights and other non-current assets	514,525	454,470	464,542
Payment for the purchase of other non-current assets	(47,087)	(72,699)	(113,124)
Cash dividends received	796,168	554,614	668,906
Capital injections for investments in associates and joint ventures	(643,428)	(586,261)	(313,197)
Cash paid for acquiring other equity instrument investments	(111,313)	(61,713)	(7,450)
Cash paid for acquiring subsidiaries, net of cash acquired		(206,414)	(71,696)
Cash received from disposal of other equity instrument investments			1,250,000
Cash received from recovery of entrusted loans	302,640
Net outflow of cash and cash equivalents in respect of the disposal of subsidiaries			(29,350)
Others	(31,659)	239,121	500,041
Net cash used in investing activities	(42,275,959)	(42,237,132)	(29,033,985)
FINANCING ACTIVITIES
Issuance of short-term bonds	43,200,000	20,000,000	30,000,000
Repayments of short-term bonds	(40,000,000)	(24,000,000)	(32,500,000)
Proceeds from short-term loans	139,416,406	116,458,227	92,890,098
Repayments of short-term loans	(113,866,543)	(117,354,380)	(87,001,921)
Proceeds from long-term loans	62,464,866	52,219,578	27,408,223
Repayments of long-term loans	(39,279,532)	(54,593,490)	(43,915,444)
Issuance of long-term bonds	15,680,393	4,217,730	5,300,000
Repayments of long-term bonds	(12,000,000)	(2,800,000)	(4,000,000)
Interest paid	(12,274,217)	(11,586,250)	(11,641,439)
Net proceeds from the issuance of other equity instruments		25,457,450	14,982,165
Redemption of other equity instruments		(2,500,000)
Net capital injection from non-controlling interests of subsidiaries	1,876,784	1,155,556	1,016,150
Dividends paid to shareholders of the Company	(2,825,657)	(2,119,243)	(1,569,809)
Dividends paid to non-controlling interests of subsidiaries	(673,859)	(1,702,511)	(1,436,574)
Lease payments	(1,860,532)	(1,297,746)	(488,015)
Cash paid for acquisition of non-controlling interests of a subsidiary	(186,189)		(6,802)
Others	(285,954)	248,895	(364,815)
Net cash provided by/(used in) financing activities	39,385,966	1,803,816	(11,328,183)
Effect of foreign exchange rate changes, net	(845,915)	(739,088)	63,551
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	2,296,933	814,634	(2,974,424)
Cash and cash equivalents as at beginning of the year	13,257,892	12,443,258	15,417,682
CASH AND CASH EQUIVALENTS AS AT END OF THE YEAR	¥ 15,554,825	¥ 13,257,892	¥ 12,443,258